Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Accounts receivable

8. Accounts receivable

	June 30, 2024	December 31, 2023
Accounts receivable	$30,117,616	$14,563,153
Less: Allowance for ECLs / uncollectable accounts	(13,078,361)	(13,114,951)
	$17,039,255	$1,448,202

a)	The aging analysis of accounts receivable is as follows:

	June 30, 2024	December 31, 2023
Not past due	$471,022	$3,937,838
Up to 180 days	17,669,716	4,770,297
181 to 365 days	6,271,360	3,100,633
Over 366 days	5,705,518	2,754,385
	$30,117,616	$14,563,153

The above aging analysis was based on days overdue.

b)	As of June 30, 2024 and December 31, 2023, accounts receivable were all from contracts with customers. As of January 1, 2024, the balance of receivables from contracts with customers amounting to $1,448,202.

c)	As of June 30, 2024 and December 31, 2023, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $17,039,255 and $1,448,202, respectively.

d)	Information relating to credit risk of accounts receivable is provided in Note 33